SUBSEQUENT EVENTS (Details) (USD $)	0 Months Ended	1 Months Ended	2 Months Ended	1 Months Ended	2 Months Ended	1 Months Ended	2 Months Ended
	Aug. 05, 2013 Convertible Series E Preferred Stock	Apr. 30, 2014 Convertible Series E Preferred Stock	Mar. 31, 2014 Convertible Series E Preferred Stock	Jul. 31, 2014 Subsequent event Convertible Series E Preferred Stock	Mar. 31, 2014 Subsequent event Convertible Series E Preferred Stock	Jul. 31, 2014 Subsequent event Common Stock	Mar. 31, 2014 Subsequent event Common Stock
Subsequent events
Number of share of preferred stock converted in common shares		50	1,529	181	1,473
Aggregate number of common shares issued upon conversion		150,000	4,587,000			543,000	4,419,000
Number of common shares issued upon conversion	3,000	3,000	3,000			3,000	3,000
Conversion price per share of common stock (in dollars per share)	$ 0.33	$ 0.33	$ 0.33			$ 0.33	$ 0.33